Summary of significant accounting policies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Percentage of outstanding voting shares	50.00%
Carrying values short-term investments	$ 13.0	$ 1.0
Intragroup foreign currency transaction gains (losses)	$ 0.2	$ (0.4)	$ 0.4